BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (shares)	BEPC class B shares outstanding (shares)	BEPC exchangeable shares and BEPC class B shares ($ million)
As at December 31, 2019:	—	—	$—
Share issuance	172,316,937	165	4,873
Share exchanges	(136,520)	—	(4)
Remeasurement of liability	—	—	2,561
As at December 31, 2020:	172,180,417	165	7,430
Share issuance(1)	38,996	—	1
Share exchanges	(16,071)	—	(1)
Remeasurement of liability	—	—	(1,267)
As at December 31, 2021:	172,203,342	165	$6,163
(1)Associated with the restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.